Basis of Measurement - Schedule of Financial Leverage Ratio (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Schedule of Financial Leverage Ratio [Abstract]
Loans and financing and debentures	R$ 1,454,039	R$ 1,247,652
Less: cash and cash equivalents	(358,434)	(423,266)	R$ (271,607)	R$ (118,918)
Net bank loans and financing	1,095,605	824,386
Total shareholders’ equity	1,816,497	1,356,797	R$ 447,088	R$ 337,918
Total capital	R$ 2,912,102	R$ 2,181,183
Leverage ratio	37.6	37.8